Debt - Schedule of Outstanding Debt (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Debt [Line Items]
Principal	$ 14,750,000	$ 13,900,000	$ 21,598,000
Debt Discount	(422,321)	(1,102,684)
Accrued Interest			2,272,993
Total	14,327,679	12,797,316	23,870,993
Convertible Note Payable [Member]
Schedule of Outstanding Debt [Line Items]
Principal	750,000	1,200,000
Debt Discount	(422,321)	(1,102,684)
Accrued Interest
Total	327,679	97,316
Revolving Loan Facility [Member]
Schedule of Outstanding Debt [Line Items]
Principal	14,000,000	12,700,000	9,000,000
Debt Discount
Accrued Interest
Total	$ 14,000,000	$ 12,700,000	$ 9,000,000